Stockholders' equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Stockholders' equity

Note 17 - Stockholders’ equity:

Capital reorganization

On January 29, 2024, the Board of Directors approved, subject to the completion of the IPO: 1) a new capital structure with new Class A, Class B and Class C common shares, 2) a reorganization of the existing shares resulting in a reclassification of the outstanding Class A, B, C, D and E common shares into the new Class B and new C Shares, and 3) a 3 for 1 share split of all of the Company’s common shares, increasing the aggregate number of shares from 28,050,087 to 84,150,261.

Initial Public Offering

On February 13, 2024, in connection with its IPO, BBB Foods listed its Class A shares on the NYSE and issued 28,050,491 Class A shares, at an initial public offering price of US$17.50 per share, receiving net proceeds of

Ps.7,812,065, net of underwriting discount and incremental and direct costs. On that date, all of the outstanding common shares of the Company were subject to a 3 for 1 share split and the outstanding Class A, B, C, D and E common shares were reclassified into new Class B and new C shares.

Also, on February 15, 2024, some of the Company’s stockholders sold 5,610,098 and 5,049,088 Class A shares at a price of US$17.50 per share, pursuant to the exercise of the underwriters’ over-allotment option. The Company did not receive any proceeds from the sale of the aforementioned Class A shares.

Secondary Offering

On February 5, 2025, BBB Foods Inc. announced the offering of 21,000,000 Class A common shares by certain selling stockholders at a public offering price of US$28.25 per Class A common share, and a total of 21,115,726 were finally sold. In connection with the offering, the selling stockholders granted the underwriters the option to purchase up to 3,150,000 additional Class A common shares. On February 21, 2025, the underwriters exercised their option and purchased an additional 2,222,705 Class A common shares. Including the additional Class A common shares, a total of 23,338,431 Class A common shares were sold in the offering. The majority of the transaction involved shares owned by the Company's original stockholders, and the Company did not receive any proceeds from the sale of such shares.

The selling stockholders also included holders of stock options that decided to sell a portion of their shares that were exercisable at the date of the secondary offering, under the terms of the stock option plan. In these exercises, each participating option holder tendered to the Company for cancellation a certain number of options with the aggregate value of the strike price owed by such option holder. All of the shares received by the options holders were sold in the offering. The above resulted in an increase to the Company's capital stock by Ps.11,248 in respect of the issuance of 2,222,705 new Class A shares.

On January 29, 2025 some former directors of Company's Board exercised options, which resulted in an increase to Company's capital stock by Ps.18,433 respective of the issuance of 343,348 new Class C shares.

Vested RSUs

As of December 31, 2025, a total of 1,875,000 Class C shares (Ps.957,410) have vested under the Liquidity Event Share Plan, in addition to 93,333 Class A shares (Ps.54,917) vested from the 2024 Post-IPO Equity Incentive Plan (See Note 22).

Following is a reconciliation of the Company’s number of shares:

Total number of shares
Prior to the IPO	84,150,261
Issued at IPO	28,050,491
As of December 31, 2024	112,200,752
Issued at the secondary offering	2,566,053
Vested RSUs	1,968,333
As of December 31, 2025	116,735,138

As of December 31, 2025, the Company’s capital stock and series of shares are as shown below:

Description	Number of shares	Total value
Class A	62,141,441	Ps.	8,017,901
Class B	5,200,000		19,569
Class C	49,393,697		1,287,886
Total	116,735,138	Ps.	9,325,356

The Company’s classes of shares are described below:

Class A Shares

The 62,141,441 Class A shares are listed on the NYSE under the symbol “TBBB”, out of which, 93,333 correspond to vested RSUs. Class A shares vote together with holders of Class B and Class C shares. Class A shares are entitled to dividends and other distributions, pari passu with the Class B and Class C shares. Upon our liquidation, dissolution or winding up, the holders of Class A shares will be entitled to share ratably, pari passu with our Class B and Class C shares, in the distribution of all of the Company’s assets remaining available for distribution after satisfaction with all our liabilities. Class A shares have no preemptive rights to purchase additional Class A shares in connection with any offering of shares by the Company.

Class B Shares

The 5,200,000 Class B shares are all owned, directly or indirectly, by the principal shareholder of the Company. Each Class B share is entitled to 15 votes per share on all corporate matters. Class B shares vote together with holders of Class A and Class C shares as a single class, subject to certain exceptions. Class B shares may not be listed on any U.S. or foreign national or regional securities exchange or market. Class B shares are entitled to dividends and other distributions, pari passu with Class A and Class C shares. Upon liquidation, dissolution or winding up, the Class B shares will be entitled to share ratably, pari passu with our Class A and Class C shares in the distribution of all of the Company’s assets remaining available for distribution after satisfaction of all our liabilities. The holders of Class B shares have preemptive rights in connection with the issuance of any securities by the Company.

Each Class B share will convert automatically into one Class A share (i) upon sale into the public market; (ii) upon any transfer, subject to some exceptions; and (iii) at such time as the number of issued and outstanding Class B shares represents less than 1.0% of the aggregate number of the aggregate shares of the Company then outstanding. A Class B share will convert automatically into one Class C common share upon foreclosure or enforcement of any pledge over the Class B common shares.

Following the expiry of the Liquidity Lock-Up Period (on July 8, 2026), a holder of Class B common shares may also elect to convert a Class B common share into one Class A common share.

Class C Shares

The 49,393,697 Class C common shares are entitled to one vote per share on all corporate matters, out of which 1,875,000 correspond to vested RSUs. Class C common shares are entitled to dividends and other distributions, pari passu with the Class A and Class B common shares. Upon our liquidation, dissolution or winding up, Class C common shares will be entitled to share ratably, pari passu with the Class A common shares and Class B common shares, in the distribution of all of the Company’s assets remaining available for distribution after satisfaction of all our liabilities. Each Class C share will convert automatically into one Class A share upon (i) sale into the public market; (ii) certain transfers permitted during the Liquidity Lock-Up Period; and (iii) upon expiry of the Liquidity Lock-Up Period.

Until the end of the Liquidity Lock-Up Period (on July 8, 2026), all of the options granted by the Company can be exercised only to acquire Class C common shares of the Company. Starting on February 8, 2024 and as of December 31, 2024, the Company had 45,000,000 Class C shares in reserve to cover exercises of the Common and Exit options, as well as 8,400,000 to cover exercises of the 2024 Post-IPO Equity Incentive Plan.

Taxation on dividends

Dividends declared by Tiendas Tres B will be free of income tax if they come from Net Tax Profit Account (“CUFIN”, by its Spanish acronym). Any dividends paid in excess of CUFIN and reinvested CUFIN (“CUFINRE” by its Spanish acronym) will cause a tax equivalent to 42.86%. The current tax is payable by each of the Mexican Subsidiaries and may be credited against its current income tax of the year on which it is paid. The remaining amount may be credited in the following two fiscal years against the tax of the year or against the provisional payments. Dividends paid coming from profit previously taxed by income tax will not be subject to tax withholding or additional tax payment. For that purpose, income tax law sets the obligation of keeping CUFIN with profits generated up to December 31, 2013, starting another CUFIN with profit generated from January 1, 2014. As of December 31, 2025 and 2024, the sum of both CUFIN of the Mexican Subsidiaries amounted to approximately Ps.2,901,711 and Ps.1,592,401, respectively.